Plants, Property and Equipment, Net (Details) - Schedule of Plants, Property and Equipment, Stated at Cost Less Accumulated Depreciation - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 22,393,843	$ 22,461,638
Construction in progress	20,486,830	20,135,220
Less: accumulated depreciation	(2,060,226)	(1,128,475)
Plants, property and equipment, net	40,820,447	41,468,383
Building [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	4,472,089	4,656,184
Machines [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	16,496,060	16,341,419
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	318,982	332,113
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	602,152	587,131
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	143,018	139,650
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 361,542	$ 405,141